Segmentation of key figures	12 Months Ended
Dec. 31, 2017
Statement [line items]
Segmentation of key figures
3. Segmentation of key figures 2017, 2016 and 2015
The businesses of Novartis are divided operationally on a worldwide basis into three identified reporting segments, Innovative Medicines, Sandoz and Alcon. In addition, we separately report Corporate activities.
Reporting segments are presented in a manner consistent with the internal reporting to the chief operating decision maker, which is the Executive Committee of Novartis. The reporting segments are managed separately because they each research, develop, manufacture, distribute, and sell distinct products that require differing marketing strategies.
The Executive Committee of Novartis is responsible for allocating resources and assessing the performance of the reporting segments.
Innovative Medicines researches, develops, manufactures, distributes and sells patented prescription medicines. The Innovative Medicines Division is organized into two global business units: Novartis Oncology business unit, which consists of the global business franchises Oncology and Novartis Pharmaceuticals business unit, which consists of the global business franchises Ophthalmology, Neuroscience, Immunology and Dermatology, Respiratory, Cardio-Metabolic and Established Medicines.
Sandoz develops, manufactures and markets finished dosage form medicines as well as intermediary products including active pharmaceutical ingredients. Sandoz is organized globally in three franchises: Retail Generics, Anti Infectives, and Biopharmaceuticals. In Retail Generics, Sandoz develops, manufactures and markets active ingredients and finished dosage forms of pharmaceuticals to third parties. Retail Generics includes the areas of cardiovascular, central nervous system, dermatology, gastrointestinal and hormonal therapies, metabolism, oncology, ophthalmics, pain, and respiratory, as well as finished dosage form anti infectives sold to third parties. In Anti Infectives, Sandoz manufactures and supplies active pharmaceutical ingredients and intermediates, mainly antibiotics, for internal use by Retail Generics and for sale to third party customers. In Biopharmaceuticals, Sandoz develops, manufactures and markets protein or other biotechnology based products, including biosimilars, and provides biotechnology manufacturing services to other companies.
Alcon researches, discovers, develops, manufactures, distributes and sells eye care products. The Alcon Division is the global leader in eye care, with product offerings in eye care devices and vision care. The Alcon Division is organized globally in two global business franchises as follows: In Surgical, Alcon develops, manufactures, distributes and sells ophthalmic surgical equipment, instruments, disposable products and intraocular lenses. In Vision Care, Alcon develops, manufactures, distributes and sells contact lenses and lens care products.
Income and expenses relating to Corporate include the costs of the Group headquarters and those of corporate coordination functions in major countries. In addition, Corporate includes other items of income and expense that are not attributable to specific segments, such as certain revenues from intellectual property rights, certain expenses related to post-employment benefits, environmental remediation liabilities, charitable activities, donations and sponsorships. Usually, no allocation of Corporate items is made to the segments. As a result, Corporate assets and liabilities principally consist of net liquidity (cash and cash equivalents, marketable securities less financial debts), investments in associated companies and current and deferred taxes and non-segment specific environmental remediation and post-employment benefit liabilities. Corporate also includes the Alcon brand name intangible asset as it is used to market products of the Alcon Division and products within the Ophthalmology business franchise of the Innovative Medicines Division.
Our divisions are supported by the Novartis Institutes for BioMedical Research, Global Drug Development, Novartis Technical Operations and Novartis Business Services organizations.
• The Novartis Institutes for BioMedical Research (NIBR) conducts research activities of the Innovative Medicines Division and also collaborates with Sandoz.
• Global Drug Development organization was established in July 2016 and oversees all drug development activities for our Innovative Medicines Division and the biosimilars portfolio of our Sandoz Division.
• Novartis Technical Operations organization was established in July 2016, to centralize management of our manufacturing operations across our Innovative Medicines and Sandoz Divisions.
• Novartis Business Services (NBS) was established in January 2015 as a shared services organization and delivers business support services across the Group, such as information technology, real estate and facility services, procurement, product lifecycle services, human resources and financial reporting and accounting operations.
Following the portfolio transformation transactions in 2015, described in Note 2, Novartis has separated the Group’s reported financial data into “continuing” operations and “discontinued” operations:
Continuing operations comprise:
• Innovative Medicines: innovative patent-protected prescription medicines
• Sandoz: generic and biosimilar pharmaceuticals
• Alcon: eye care devices and vision care
• Corporate activities
Discontinued operations comprise:
• Vaccines: preventive human vaccines. Excluded are certain intellectual property rights and related other revenues of the Vaccines Division, which are now reported under Corporate activities.
• Consumer Health: OTC (over-the-counter medicines) and Animal Health. These two divisions were managed separately. However, neither was material enough to the Group to be disclosed separately as a reporting segment.
• Corporate: certain transactional and other expenses related to the portfolio transformation.
The accounting policies mentioned in Note 1 are used in the reporting of segment results. Inter-segmental sales are made at amounts that are considered to approximate arm’s length transactions. The Executive Committee of Novartis evaluates segmental performance and allocates resources among the segments based on a number of measures including net sales, operating income and net operating assets. Segment net operating assets consist primarily of property, plant and equipment, intangible assets, goodwill, inventories and trade and other operating receivables less operating liabilities.
Segmentation – Consolidated income statements
	Innovative Medicines		Sandoz		Alcon		Corporate (including eliminations)		Group

(USD millions)	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016

Net sales to third parties	33 025	32 562	10 060	10 144	6 024	5 812			49 109	48 518

Sales to other segments	668	624	118	104	3		– 789	– 728

Net sales	33 693	33 186	10 178	10 248	6 027	5 812	– 789	– 728	49 109	48 518

Other revenues	898	815	37	37	3	4	88	62	1 026	918

Cost of goods sold	– 9 007	– 9 331	– 5 800	– 5 971	– 3 231	– 3 092	863	874	– 17 175	– 17 520

Gross profit	25 584	24 670	4 415	4 314	2 799	2 724	162	208	32 960	31 916

Marketing & Sales	– 9 089	– 8 435	– 1 811	– 1 681	– 1 961	– 1 882			– 12 861	– 11 998

Research & Development	– 7 630	– 7 709	– 774	– 814	– 568	– 516			– 8 972	– 9 039

General & Administration	– 986	– 978	– 315	– 300	– 383	– 410	– 452	– 506	– 2 136	– 2 194

Other income	1 027	1 091	204	185	47	48	691	603	1 969	1 927

Other expense	– 1 124	– 1 213	– 351	– 259	– 124	– 96	– 732	– 776	– 2 331	– 2 344

Operating income	7 782	7 426	1 368	1 445	– 190	– 132	– 331	– 471	8 629	8 268

Income from associated companies	– 1		23	6			1 086	697	1 108	703

Interest expense									– 777	– 707

Other financial income and expense									39	– 447

Income before taxes									8 999	7 817

Taxes									– 1 296	– 1 119

Net income									7 703	6 698

Attributable to:
Shareholders of Novartis AG									7 703	6 712

Non-controlling interests									0	– 14

Included in net income are:
Interest income									110	43

Depreciation of property, plant & equipment	– 916	– 883	– 270	– 260	– 217	– 229	– 117	– 117	– 1 520	– 1 489

Amortization of intangible assets	– 2 291	– 2 470	– 447	– 450	– 942	– 929	– 10	– 12	– 3 690	– 3 861

Impairment charges on property, plant & equipment, net	– 84	– 93	– 73	– 2		– 5		– 2	– 157	– 102

Impairment charges on intangible assets, net	– 591	– 522	– 61	– 65	– 57	– 4			– 709	– 591

Impairment charges and fair value gains on financial assets, net	– 42	– 55			– 29		– 185	– 77	– 256	– 132

Additions to restructuring provisions	– 122	– 236	– 61	– 46	– 8	– 36	– 3	– 25	– 194	– 343

Equity-based compensation of Novartis equity plans	– 593	– 582	– 52	– 47	– 71	– 53	– 208	– 164	– 924	– 846

	Innovative Medicines		Sandoz		Alcon		Corporate (including eliminations)		Group

(USD millions)	2016	2015	2016	2015	2016	2015	2016	2015	2016	2015

Net sales to third parties from continuing operations	32 562	33 345	10 144	10 070	5 812	5 999			48 518	49 414

Sales to other segments	624	518	104	128			– 728	– 620		26

Net sales from continuing operations	33 186	33 863	10 248	10 198	5 812	5 999	– 728	– 620	48 518	49 440

Other revenues	815	792	37	25	4	23	62	107	918	947

Cost of goods sold	– 9 331	– 9 204	– 5 971	– 5 844	– 3 092	– 3 145	874	789	– 17 520	– 17 404

Gross profit from continuing operations	24 670	25 451	4 314	4 379	2 724	2 877	208	276	31 916	32 983

Marketing & Sales	– 8 435	– 8 430	– 1 681	– 1 679	– 1 882	– 1 663			– 11 998	– 11 772

Research & Development	– 7 709	– 7 685	– 814	– 782	– 516	– 468			– 9 039	– 8 935

General & Administration	– 978	– 1 031	– 300	– 346	– 410	– 450	– 506	– 648	– 2 194	– 2 475

Other income	1 091	1 149	185	109	48	54	603	737	1 927	2 049

Other expense	– 1 213	– 1 639	– 259	– 381	– 96	– 69	– 776	– 784	– 2 344	– 2 873

Operating income from continuing operations	7 426	7 815	1 445	1 300	– 132	281	– 471	– 419	8 268	8 977

Income from associated companies			6	2			697	264	703	266

Interest expense									– 707	– 655

Other financial income and expense									– 447	– 454

Income before taxes from continuing operations									7 817	8 134

Taxes									– 1 119	– 1 106

Net income from continuing operations									6 698	7 028

Net income from discontinued operations										10 766

Net income									6 698	17 794

Attributable to:
Shareholders of Novartis AG									6 712	17 783

Non-controlling interests									– 14	11

Included in net income from continuing operations are:
Interest income									43	33

Depreciation of property, plant & equipment	– 883	– 839	– 260	– 277	– 229	– 237	– 117	– 117	– 1 489	– 1 470

Amortization of intangible assets	– 2 470	– 2 384	– 450	– 450	– 929	– 912	– 12	– 9	– 3 861	– 3 755

Impairment charges on property, plant & equipment, net	– 93	39	– 2	– 97	– 5	– 1	– 2	– 21	– 102	– 80

Impairment charges on intangible assets, net	– 522	– 138	– 65	– 27	– 4	– 1			– 591	– 166

Impairment charges and fair value gains on financial assets, net	– 55	– 32					– 77	– 72	– 132	– 104

Additions to restructuring provisions	– 236	– 232	– 46	– 93	– 36	– 25	– 25	– 49	– 343	– 399

Equity-based compensation of Novartis equity plans	– 582	– 620	– 47	– 53	– 53	– 66	– 164	– 164	– 846	– 903

Segmentation – Consolidated balance sheets
	Innovative Medicines		Sandoz		Alcon		Corporate (including eliminations)		Group

(USD millions)	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016

Total assets	54 075	51 911	18 231	17 611	22 014	22 970	38 759	37 632	133 079	130 124

Total liabilities	– 11 457	– 10 007	– 3 459	– 3 168	– 1 893	– 2 520	– 42 043	– 39 538	– 58 852	– 55 233

Total equity									74 227	74 891

Net debt									19 047	16 025

Net operating assets	42 618	41 904	14 772	14 443	20 121	20 450			93 274	90 916

Included in assets and liabilities are:
Total property, plant & equipment	10 857	10 410	2 525	2 374	2 403	2 163	679	694	16 464	15 641

Additions to property, plant & equipment [1]	877	996	326	316	431	396	94	127	1 728	1 835

Total goodwill and intangible assets	31 571	31 630	10 993	10 774	16 176	16 914	3 007	3 002	61 747	62 320

Additions to goodwill and intangible assets [1]	984	865	64	45	82	63	16	5	1 146	978

Total investment in associated companies	41	16	7	18			15 322	14 270	15 370	14 304

Additions to investment in associated companies	6	4					40	37	46	41

Cash and cash equivalents, marketable securities, commodities, time deposits and derivative financial instruments							9 485	7 777	9 485	7 777

Financial debts and derivative financial instruments							28 532	23 802	28 532	23 802

Current income tax and deferred tax liabilities							6 891	8 260	6 891	8 260

[1] Excluding impact of business combinations

The following table shows countries that accounted for more than 5% of at least one of the respective Group totals, as well as regional information for net sales for the years ended December 31, 2017, 2016 and 2015, and for selected non-current assets for the years ended December 31, 2017 and 2016:
	Net sales[1]						Total of selected non-current assets[2]

(USD millions)	2017	%	2016	%	2015	%	2017	%	2016	%

Country
Switzerland	836	2	830	2	774	2	43 920	47	44 413	48

United States	16 935	34	17 117	35	18 079	37	28 476	30	28 484	31

United Kingdom	1 160	2	1 182	2	1 277	3	7 957	9	6 892	7

Germany	3 690	8	3 634	7	3 262	7	3 128	3	2 733	3

France	2 490	5	2 390	5	2 269	5	284		199

Japan	3 177	6	3 267	7	3 163	6	148		145

Other	20 821	43	20 098	42	20 590	40	9 668	11	9 399	11

Group	49 109	100	48 518	100	49 414	100	93 581	100	92 265	100

Region
Europe	17 492	36	17 079	35	16 472	33	61 699	66	59 879	65

Americas	20 899	42	20 998	43	22 414	45	29 113	31	29 831	32

Asia/Africa/Australasia	10 718	22	10 441	22	10 528	22	2 769	3	2 555	3

Group	49 109	100	48 518	100	49 414	100	93 581	100	92 265	100

[1] Net sales from operations by location of third-party customer
[2] Total of property, plant and equipment; goodwill; intangible assets; and investment in associated companies
The Group’s largest, second-largest and third-largest customers account for approximately 17%, 12% and 7% of net sales, respectively (2016: 16%, 12% and 6% respectively; 2015: 14%, 11% and 5% respectively). All segments had sales to these customers in 2017, 2016 and 2015. No other customer accounted for 5% or more of net sales in any year.
The highest amounts of trade receivables outstanding were for these same three customers and amounted to 14%, 9% and 5%, respectively, of the trade receivables at December 31, 2017 (2016: 14%, 9% and 6% respectively).
Innovative Medicines net sales by business franchise
	2017 USD millions	2016 USD millions	Change (2016 to 2017) USD %	2015 USD millions	Change (2015 to 2016) USD %

Oncology
Gleevec/Glivec	1 943	3 323	– 42	4 658	– 29

Tasigna	1 841	1 739	6	1 632	7

Sandostatin	1 612	1 646	– 2	1 630	1

Afinitor/Votubia	1 525	1 516	1	1 607	– 6

Exjade/Jadenu	1 059	956	11	917	4

Tafinlar + Mekinist	873	672	30	453	nm

Promacta/Revolade	867	635	37	402	nm

Votrient	808	729	11	565	nm

Jakavi	777	581	34	410	42

Kisqali	76	0	nm	0	nm

Other	893	993	– 10	1 030	– 4

Total Oncology business unit	12 274	12 790	– 4	13 304	– 4

Ophthalmology
Lucentis	1 888	1 835	3	2 060	– 11

Travoprost Group	589	619	– 5	631	– 2

Systane Group	400	377	6	380	– 1

Topical Olopatadine Group	284	335	– 15	457	– 27

Other	2 207	2 297	– 4	2 395	– 4

Total Ophthalmology	5 368	5 463	– 2	5 923	– 8

Immunology and Dermatology
Cosentyx	2 071	1 128	84	261	nm

Neoral/Sandimmun(e)	488	515	– 5	570	– 10

Zortress/Certican	414	398	4	335	19

Ilaris	402	283	42	236	20

Myfortic	378	383	– 1	441	– 13

Other	288	308	– 6	294	5

Total Immunology and Dermatology	4 041	3 015	34	2 137	41

Neuroscience
Gilenya	3 185	3 109	2	2 776	12

Other	102	124	– 18	141	– 12

Total Neuroscience	3 287	3 233	2	2 917	11

	2017 USD millions	2016 USD millions	Change (2016 to 2017) USD %	2015 USD millions	Change (2015 to 2016) USD %

Respiratory
Ultibro Breezhaler	411	363	13	260	40

Seebri Breezhaler	151	149	1	150	– 1

Onbrez Breezhaler	112	143	– 22	166	– 14

Subtotal COPD[1] portfolio	674	655	3	576	14

Xolair [2]	920	835	10	755	11

Other	23	31	– 26	37	– 16

Total Respiratory	1 617	1 521	6	1 368	11

Cardio-Metabolic
Entresto	507	170	198	21	nm

Other	17	14	21	0	nm

Total Cardio-Metabolic	524	184	185	21	nm

Established Medicines
Galvus	1 233	1 193	3	1 140	5

Exforge	960	926	4	1 047	– 12

Diovan/Co-Diovan	957	1 073	– 11	1 284	– 16

Voltaren/Cataflam	465	525	– 11	558	– 6

Exelon/Exelon Patch	381	444	– 14	728	– 39

Ritalin/Focalin	236	282	– 16	365	– 23

Other	1 682	1 913	– 12	2 553	– 25

Total Established Medicines	5 914	6 356	– 7	7 675	– 17

Total Pharmaceutical business unit	20 751	19 772	5	20 041	– 1

Total division net sales	33 025	32 562	1	33 345	– 2

[1] Chronic obstructive pulmonary disease
[2] Net sales reflect Xolair sales for all indications (e.g., including Xolair SAA and Xolair CSU, which is managed by the Immunology and Dermatology franchise)

nm = not meaningful
The product portfolio of other segments is widely spread in 2017, 2016 and 2015.